Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Sep. 30, 2020	Dec. 31, 2019
Non-current assets
Goodwill	€ 1,861.8	€ 1,862.9
Intangibles	2,085.4	2,083.1
Property, plant and equipment	415.3	422.4
Other non-current assets	1.2	1.9
Derivative financial instruments	21.5	17.5
Deferred tax assets	109.2	96.4
Total non-current assets	4,494.4	4,484.2
Current assets
Cash and cash equivalents	552.3	826.1
Inventories	358.4	323.2
Trade and other receivables	203.1	206.7
Indemnification assets	17.6	35.4
Short-term investments	0.0	25.0
Derivative financial instruments	10.8	3.9
Total current assets	1,142.2	1,420.3
Total assets	5,636.6	5,904.5
Current liabilities
Trade and other payables	564.8	525.2
Current tax payable	246.2	217.2
Provisions	45.6	40.9
Loans and borrowings	23.8	27.7
Derivative financial instruments	16.3	12.1
Total current liabilities	896.7	823.1
Non-current liabilities
Loans and borrowings	1,807.1	1,847.6
Employee benefits	261.2	237.5
Other non-current liabilities	2.1	2.7
Provisions	6.0	5.9
Derivative financial instruments	53.6	32.8
Deferred tax liabilities	396.1	398.2
Total non-current liabilities	2,526.1	2,524.7
Total liabilities	3,422.8	3,347.8
Net assets	2,213.8	2,556.7
Equity attributable to equity holders
Share capital and capital reserve	1,749.1	2,095.4
Share based compensation reserve	5.1	22.6
Founder Preferred Shares Dividend reserve	245.5	370.1
Translation reserve	85.5	94.8
Cash flow hedging reserve	(8.8)	(13.2)
Retained earnings/(accumulated deficit reserve)	137.4	(11.8)
Total equity	2,213.8	2,557.9
Non-controlling interests	0.0	(1.2)
Equity	€ 2,213.8	€ 2,556.7